Securities - Pre-Tax Net Securities Gains (Losses) by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 75	$ 83	$ 91
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	22	10	13
Foreign covered bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	10	2	3
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	8	7	17
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	4	45	25
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 31	$ 19	$ 33